Earning Per Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
EARNING PER SHARE
NOTE 6:-	EARNING PER SHARE

Basic and diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each period. Diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, “Earnings per Share”.

The following table sets forth the computation of basic and diluted net loss per share for the periods presented:

	Six month ended June 30,
	2023	2022

Numerator:
Net loss applicable to shareholders of ordinary shares	$(4,220)	$(4,625)

Denominator:
Weighted average shares used in computing basic and diluted net loss per share	1,202,110,110	815,746,293
Net loss per share of ordinary share, basic and diluted	$(0.00)	$(0.00)

All outstanding share options and warrants for the period ended June 30, 2023 and 2022 have been excluded from the calculation of the diluted net loss per share, because all such securities are anti-dilutive for all periods presented.

The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six month ended June 30, 2023	Six month ended June 30, 2022

Options	42,477,000	19,256,200

Warrants	1,222,016,340	377,947,640

Total	1,264,493,340	397,203,840